ENTITY WIDE DISCLOSURES	12 Months Ended
Dec. 31, 2018
Segment Reporting [Abstract]
ENTITY WIDE DISCLOSURES
NOTE 13:-      ENTITY WIDE DISCLOSURES

a.	Customers who accounted for over 10% of the total consolidated revenues:

	Year ended December 31,
	2018	2017	2016

Customer A - Sales of manufactured products	12.0%	14.6%	16.3%

b.	Revenues by geographic areas:

	Year ended December 31,
	2018	2017	2016

Israel	18,940	19,730	17,535
North America	6,973	5,219	5,811
Netherlands	3,302	2,407	2,052
Europe	1,997	2,016	8,125
India	2,239	2,362	3,100
Others	488	1,020	442

	33,939	32,754	37,065